Refund Liabilities	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Refund Liabilities
9. REFUND LIABILITIES
Estimated sales returns and other allowances are made and adjusted based on historical experience and the consideration of varying contractual terms.

The changes in the refund liabilities are summarized as follows:

	Year Ended December 31
	2023	2024
	US$	US$
Refund liabilities
Balance, beginning of year	6,471	3,329
Additions	5,780	5,209
Actual sales return and discount	(8,922)	(2,570)

Balance, end of year	3,329	5,968